Inventory (Details) - Schedule of inventory - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Inventory [Abstract]
Raw materials	$ 76,379	$ 93,190	$ 20,608
Parts		11,857	2,349
Finished goods	37,842	41,043	21,947
Total	$ 126,132	$ 146,090	$ 44,904